STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	764	725
Settled for cash (shares) | shares	(404)	(143)
Forfeited (shares) | shares	0	0
Granted (shares) | shares	116	182
Credits for dividends (shares) | shares	0	0
Number of units outstanding end of period (shares) | shares	476	764
Fair value, beginning of period | $	$ 11.2	$ 11.6
Settled for cash | $	(6.5)	(1.9)
Forfeited | $	0.0	0.0
Granted | $	1.9	2.3
Credits for dividends | $	$ 0.0	$ 0.0
Increase (decrease) in number of shares outstanding | shares	0	0
Change in value | $	$ 2.2	$ (0.8)
Fair value, end of period | $	$ 8.8	$ 11.2
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	3,751	4,537
Settled for cash (shares) | shares	(2,131)	(3,089)
Forfeited (shares) | shares	(1,157)	(731)
Granted (shares) | shares	2,600	2,974
Credits for dividends (shares) | shares	47	60
Number of units outstanding end of period (shares) | shares	3,110	3,751
Fair value, beginning of period | $	$ 36.0	$ 37.7
Settled for cash | $	(30.7)	(34.6)
Forfeited | $	(15.8)	(7.9)
Granted | $	35.3	35.3
Credits for dividends | $	$ 0.8	$ 0.8
Increase (decrease) in number of shares outstanding | shares	0	0
Change in value | $	$ 15.9	$ 4.7
Fair value, end of period | $	$ 41.5	$ 36.0